Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Apr. 06, 2017	Dec. 31, 2016
Common stock subject to possible redemption ,shares	16,775,903		0
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common Class A [Member]
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	1,269,097		0
Common stock, shares outstanding	1,269,097		0
Common Class A [Member] | Scenario, Previously Reported [Member]
Common stock, shares authorized			30,000,000
Class F Common stock
Common stock, par value	$ 0.0001		$ 0.0001	[1]
Common stock, shares authorized	5,000,000		5,000,000	[1]
Common stock, shares issued	4,312,500		4,312,500	[1]
Common stock, shares outstanding	4,312,500		4,312,500	[1]

[1]	Includes an aggregate of 562,500 shares held by the initial stockholder that are subject to forfeiture to the extent that the underwriters' over-allotment is not exercised in full (Note 7).